Others (Details) - Schedule of Provision Matrix - TWD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Others (Details) - Schedule of Provision Matrix [Line Items]
Total book value	$ 4,722	$ 4,203	$ 5,530
Loss allowance	$ 8	$ 9	$ 8
Not past due [Member]
Others (Details) - Schedule of Provision Matrix [Line Items]
Expected loss rate	0.00%	0.02%	0.00%
Total book value	$ 3,882	$ 4,049	$ 5,055
Loss allowance		$ 1
Up to 30 days past due [Member]
Others (Details) - Schedule of Provision Matrix [Line Items]
Expected loss rate	0.00%	0.15%	0.00%
Total book value	$ 731	$ 140	$ 288
Loss allowance
31~90 days [Member]
Others (Details) - Schedule of Provision Matrix [Line Items]
Expected loss rate	0.00%
Total book value	$ 101
Loss allowance
91~180 days [Member]
Others (Details) - Schedule of Provision Matrix [Line Items]
Expected loss rate	0.00%		0.00%
Total book value
Loss allowance
181~270 days [Member]
Others (Details) - Schedule of Provision Matrix [Line Items]
Expected loss rate	0.00%		0.00%
Total book value
Loss allowance
270~360 days [Member]
Others (Details) - Schedule of Provision Matrix [Line Items]
Expected loss rate	0.00%		0.00%
Total book value
Loss allowance
More than 360 days [Member]
Others (Details) - Schedule of Provision Matrix [Line Items]
Expected loss rate	100.00%		100.00%
Total book value	$ 8		$ 8
Loss allowance	$ 8		$ 8
31~90 days [Member]
Others (Details) - Schedule of Provision Matrix [Line Items]
Expected loss rate		2.62%	0.00%
Total book value		$ 6	$ 179
Loss allowance
More than 90 days [Member]
Others (Details) - Schedule of Provision Matrix [Line Items]
Expected loss rate		100.00%
Total book value		$ 8
Loss allowance		$ 8